UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/08 is included with this Form.

The Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (95.3%)
	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
$300,000	4.25%, 3/1/15	A	*	$300,288
500,000	4.30%, 3/1/16	A	*	497,495
300,000	4.35%, 3/1/17	A	*	296,499

				1,094,282

	CALIFORNIA (14.3%)
2,580,000	Alameda County California Joint Powers Authority Lease Revenue, Revenue Bonds, FSA Insured, 5.00%, 12/1/22	Aaa		2,744,527
1,450,000	California Housing Finance Agency Revenue, Revenue Bonds, AMT, Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa2		1,372,787
875,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	Aaa		453,469
3,525,000	Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	Aaa	*	3,669,454
2,500,000	Placentia-Yorba Linda California Unified School District, General Obligation Unlimited, Election of 2002, Ser. C, MBIA Insured, 5.00%, 8/1/29	Aaa		2,549,625
150,000	Port Oakland California Revenue Bonds, Refunding, Intermediate Lien, Ser. A, MBIA Insured, 5.00%, 11/1/12	Aaa		154,790
	Sacramento City Financing Authority, Revenue Bonds, Capital Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
70,000	5.00%, 12/1/22	Aaa		73,662
120,000	5.00%, 12/1/23	Aaa		125,495
2,175,000	San Francisco California Bay Area Rapid Transit District, Sales Tax Revenue, Revenue Bonds, Ser. A, MBIA Insured, 5.00%, 7/1/34	Aaa		2,221,741

				13,365,550

	CONNECTICUT (2.2%)
2,245,000	Connecticut State Housing Finance Authority, AMT, Housing Mortgage Finance, Revenue Bonds, Ser. F, AMBAC Insured, 4.90%, 11/15/35	Aaa		2,064,165

	DISTRICT OF COLUMBIA (2.0%)
1,800,000	Metropolitan Washington District of Columbia Airport Authority Systems, Revenue Bonds, AMT, Ser. A, MBIA Insured, 5.50%, 10/1/16	Aaa		1,876,374

	FLORIDA (9.1%)
1,000,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	Aaa		1,022,050
3,150,000	County of Miami-Dade Florida, Water and Sewer Revenue, Revenue Bonds, FSA Insured, 5.00%, 10/1/24	Aaa		3,310,493
1,080,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aaa		1,118,232
	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Revenue Bonds, FGIC Insured:
605,000	5.75%, 10/1/17	A2		620,149
405,000	5.75%, 10/1/20	A2		410,257
1,000,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	Aaa		1,040,060
1,000,000	South Broward Hospital District Florida Revenue, Revenue Bonds, 5.00%, 5/1/36	Aa3		976,430

				8,497,671

1

The Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	ILLINOIS (7.2%)
$410,000	Chicago Illinois O'Hare International Airport Revenue, Second Lien Passenger Facility, Ser. A, Revenue Bonds, AMBAC Insured, 5.38%, 1/1/32	Aaa	$410,045
2,000,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aaa	2,301,620
3,805,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	Aaa	3,993,994
			6,705,659

	INDIANA (9.9%)
	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured:
1,855,000	5.00%, 7/15/21	Aaa	1,946,062
2,270,000	5.00%, 7/15/23	Aaa	2,360,868
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
410,000	5.00%, 7/15/22	Aaa	424,633
2,540,000	5.00%, 7/15/23	Aaa	2,621,229
1,575,000	Office Building Commission, Capital Complex, Revenue Bonds, Ser. B, MBIA Insured, 7.40%, 7/1/15	Aaa	1,887,464
			9,240,256

	IOWA (1.1%)
1,050,000	Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23	Aaa	1,022,406

	KENTUCKY (3.9%)
	Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Revenue Bonds, Ser. A, MBIA Insured:
2,540,000	5.25%, 9/1/26	Aaa	2,618,079
975,000	5.25%, 9/1/27	Aaa	1,001,530
			3,619,609

	MICHIGAN (9.4%)
	Detroit Michigan Water Supply System, Senior Lien, Revenue Bonds, Ser. B, BHAC FGIC Insured:
1,000,000	5.50%, 7/1/21	Aaa	1,106,390
2,900,000	5.50%, 7/1/22	Aaa	3,194,727
175,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	Aaa	179,361
4,395,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	Aaa	4,373,728

			8,854,206

2

The Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

May 31, 2008

Principal Amount		Rating (unaudited)	Value

	MISSISSIPPI (4.6%)
$6,000,000	Mississippi Housing Finance Corp., Single Family Mortgage Purchase Revenue, Capital Appreciation, Escrowed to Maturity, Revenue Bonds, 0.00%, 9/15/16 (1)	#Aaa	$4,322,220

	NEW JERSEY (2.4%)
2,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bond, Transportation System, Ser. B, FGIC Insured, 5.50%, 12/15/20	A1	2,270,280

	NEW YORK (6.0%)
4,250,000	New York City Municipal Water Finance Authority Water and Sewer Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/32	Aa3	4,378,393
1,525,000	New York State Dormitory Authority, Universty of Rochester, Revenue Bonds, Ser. A-2, MBIA-IBC Insured, 4.65%, 7/1/39	Aaa	1,275,281
			5,653,674

	OHIO (0%)
45,000	Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2, 5.50%, 9/1/22	Aaa	45,878

	PENNSYLVANIA (1.5%)
1,400,000	Philadelphia Airport Revenue Bonds, Refunding, AMT, Ser. B, FSA Insured, 5.00%, 6/15/16	Aaa	1,443,624

	PUERTO RICO (2.6%)
17,710,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)	Aaa	2,441,501

	SOUTH CAROLINA (3.3%)
3,000,000	Columbia South Carolina Certificates of Participation, Hospitality Fee Pledge, AMBAC Insured, 5.25%, 2/1/24	Aaa	3,093,120

	TENNESSEE (0.1%)
90,000	Housing Development Agency, AMT, Homeownership, Revenue Bonds, Remarketing, 5.00%, 7/1/17	Aa2	91,993

	TEXAS (7.9%)
300,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Northline Mall Campus Project, AMBAC Insured, 5.00%, 4/15/20	Aaa	319,146
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. A, AMBAC Insured:
500,000	5.00%, 8/1/16	Aaa	522,305
500,000	5.00%, 8/1/18	Aaa	516,375
1,040,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. B, AMBAC Insured, 5.00%, 8/1/21	Aaa	1,057,066
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. C, AMBAC Insured, 5.00%, 8/1/15	Aaa	522,305
9,345,000	Leander Texas Independent School District, Capital Appreciation, Refunding, General Obligation Unlimited, FGIC Insured, 0.00%, 8/15/29 (1)	Baa3	2,896,483
1,000,000	North Forest Independent School District, General Obligation Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21	Aaa	1,055,990
500,000	Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project, FSA Insured, 5.00%, 7/15/25	Aaa	517,845
			7,407,515

3

The Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	VIRGINIA (0.6%)
$500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	$529,695

	WASHINGTON (6.0%)
3,650,000	Clark County Washington School District No. 037 Vancouver, General Obligation Unlimited, Ser. C, MBIA-IBC Insured, 0.00%, 12/1/19 (1)	Aaa	2,163,465
	Washington State Economic Development Finance Authority Lease Revenue, Biomedical Research Properties I, Revenue Bonds, Ser. A, FGIC Insured:
1,045,000	5.25%, 6/1/22	Aa2	1,090,290
1,100,000	5.25%, 6/1/23	Aa2	1,143,560
1,155,000	5.25%, 6/1/24	Aa2	1,200,126
			5,597,441
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $89,684,161 )		89,237,119

SHORT-TERM MUNICIPAL SECURITIES (0.7%)
	TEXAS (0.2%)
200,000	Harris County Texas Industrial Development Corporation Solid Waste Disposal Revenue, Revenue Bonds, Daily Exxon Project, 1.31%, 6/2/08 (2)	VMIG1	200,000

	WYOMING (0.5%)
400,000	Lincoln County Wyoming Pollution Control, Revenue Bonds, Exxon Project, 1.13%, 6/2/08 (2)	P-1	400,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $600,000 )		600,000

	TOTAL MUNICIPAL SECURITIES (96.0%) (Cost $90,284,161)		89,837,119

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.0%)		3,770,955

	NET ASSETS (100.0%)		$93,608,074

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($93,608,074 ÷ 9,518,236 shares outstanding)		$9.83

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)	Zero coupon bond.
(2)
Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks.  The rates listed are as of May 31, 2008.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation

$90,284,161	$798,098	$(1,245,140)	$(447,042)

4

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	89,837,119	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$89,837,119	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 02/29/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 05/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 05/31/08	$-	$-

*The realized gain/loss earned during the period ended 05/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Jean Buttner
Jean B. Buttner, President

Date:	July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	July 24, 2008